Disocntinued Operation (Tables)	12 Months Ended
Dec. 31, 2022
Disocntinued Operation [Abstract]
Schedule of discontinued segment’s activity
	December 31, 2022	December 31, 2021

Revenue	361	97
Cost of revenue	8,070	104
Gross loss	7,709	7
Selling, general and administrative expenses	3,134	294
Other expense	265	-
Loss for the year	11,108	301

	December 31, 2022	December 31, 2021
Loss for the year	11,108	301
Operating activities	989	60
Investment activities	(784)	(52)
Financing activities	(201)	(7)
Net cash provided by (used in) discontinued operations	4	1